Pioneer Global High Yield Fund
Schedule of Investments  |  January 31, 2023

A: PGHYX	C: PGYCX	Y: GHYYX

Schedule of Investments  |  1/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 96.4%
	Senior Secured Floating Rate Loan Interests — 3.6% of Net Assets(a)*
	Auto Parts & Equipment — 0.5%
822,433	First Brands Group LLC, First Lien 2021 Term Loan, 10.252% (Term SOFR + 500 bps), 3/30/27	$ 802,900
	Total Auto Parts & Equipment	$802,900
	Investment Companies — 0.4%
545,860	Diebold Nixdorf Holding Germany GmbH, Term Loan, 11.061% (Term SOFR + 650 bps), 7/15/25	$ 563,601
	Total Investment Companies	$563,601
	Metal Processors & Fabrication — 0.4%
632,000	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 8.765% (LIBOR + 400 bps), 10/12/28	$ 620,940
	Total Metal Processors & Fabrication	$620,940
	Oil-Field Services — 1.4%
2,017,102	ProFrac Holdings II LLC, Term Loan, 12.099% (Term SOFR + 725 bps), 3/4/25	$ 2,087,701
	Total Oil-Field Services	$2,087,701
	Physical Practice Management — 0.5%
938,523	Team Health Holdings, Inc., Extended Term Loan, 9.811% (Term SOFR + 525 bps), 3/2/27	$ 783,666
	Total Physical Practice Management	$783,666
	Telecom Services — 0.4%
743,137	Patagonia Holdco LLC, Amendment No.1 Term Loan, 9.96% (Term SOFR + 575 bps), 8/1/29	$ 627,951
	Total Telecom Services	$627,951
	Total Senior Secured Floating Rate Loan Interests (Cost $5,428,755)	$5,486,759

1Pioneer Global High Yield Fund |  | 1/31/23

Shares		Value
	Common Stocks — 0.8% of Net Assets
	Airlines — 0.2%
36,096(b)+	Grupo Aeromexico SAB de CV	$ 383,378
	Total Airlines	$383,378
	Chemicals — 0.0%†
148	LyondellBasell Industries NV, Class A	$ 14,310
	Total Chemicals	$14,310
	Household Durables — 0.0%†
1,443,476(b)	Desarrolladora Homex SAB de CV	$ 1,993
	Total Household Durables	$1,993
	Oil, Gas & Consumable Fuels — 0.6%
25(b)	Amplify Energy Corp.	$ 217
5,735,146(b)	Ascent CNR Corp., Class A	860,272
	Total Oil, Gas & Consumable Fuels	$860,489
	Paper & Forest Products — 0.0%†
459,481	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—
	Total Common Stocks (Cost $1,302,982)	$1,260,170

Principal Amount USD ($)
	Collateralized Mortgage Obligations—0.1% of Net Assets
112,188(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 5.31% (1 Month USD LIBOR + 84 bps), 10/19/45	$ 107,599
	Total Collateralized Mortgage Obligations (Cost $0)	$107,599

	Commercial Mortgage-Backed Security—0.2% of Net Assets
324,038(a)	Med Trust, Series 2021-MDLN, Class G, 9.71% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	$ 301,429
	Total Commercial Mortgage-Backed Security (Cost $324,037)	$301,429

Pioneer Global High Yield Fund |  | 1/31/232

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Convertible Corporate Bonds — 3.3% of Net Assets
	Airlines — 0.7%
513,000	Air Canada, 4.00%, 7/1/25	$ 668,695
453,000	Spirit Airlines, Inc., 1.00%, 5/15/26	370,781
	Total Airlines	$1,039,476
	Banks — 0.1%
IDR11,178,198,000	PT Bakrie & Brothers Tbk, 2/15/23	$ 105,891
	Total Banks	$105,891
	Biotechnology — 0.3%
458,000	Insmed, Inc., 1.75%, 1/15/25	$ 434,642
	Total Biotechnology	$434,642
	Energy-Alternate Sources — 0.3%
460,000(c)	Enphase Energy, Inc., 3/1/28	$ 494,631
	Total Energy-Alternate Sources	$494,631
	Entertainment — 0.7%
970,000(c)	DraftKings Holdings, Inc., 3/15/28	$ 659,600
520,000	IMAX Corp., 0.50%, 4/1/26	469,300
	Total Entertainment	$1,128,900
	Leisure Time — 0.1%
110,000	Royal Caribbean Cruises, Ltd., 6.00%, 8/15/25 (144A)	$ 167,915
	Total Leisure Time	$167,915
	Pharmaceuticals — 0.4%
455,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 586,404
523,000(d)	Tricida, Inc., 3.50%, 5/15/27	73,220
	Total Pharmaceuticals	$659,624
	REITs — 0.2%
314,000	Summit Hotel Properties, Inc., 1.50%, 2/15/26	$ 289,979
	Total REITs	$289,979
	Software — 0.5%
272,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 227,120
196,000	Jamf Holding Corp., 0.125%, 9/1/26	163,954
331,000	Verint Systems, Inc., 0.25%, 4/15/26	295,211
	Total Software	$686,285
	Total Convertible Corporate Bonds (Cost $6,168,990)	$5,007,343

3Pioneer Global High Yield Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Corporate Bonds — 83.1% of Net Assets
	Advertising — 0.5%
890,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 725,350
	Total Advertising	$725,350
	Aerospace & Defense — 0.9%
230,000	Bombardier, Inc., 7.50%, 2/1/29 (144A)	$ 229,777
829,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	828,293
340,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	369,502
	Total Aerospace & Defense	$1,427,572
	Airlines — 4.7%
214,875	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 180,997
675,000	Gol Finance SA, 7.00%, 1/31/25 (144A)	352,485
2,635,000	Gol Finance SA, 8.00%, 6/30/26 (144A)	1,831,325
1,785,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	1,616,668
1,450,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	1,447,854
475,000	Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25 (144A)	486,865
EUR1,300,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	1,356,635
	Total Airlines	$7,272,829
	Auto Manufacturers — 1.9%
325,000	Ford Motor Co., 6.10%, 8/19/32	$ 318,907
300,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	249,528
1,895,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	1,747,721
240,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	227,450
335,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	351,616
	Total Auto Manufacturers	$2,895,222
	Auto Parts & Equipment — 0.3%
536,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 493,560
	Total Auto Parts & Equipment	$493,560
	Banks — 2.3%
700,000	Akbank TAS, 5.125%, 3/31/25	$ 663,180
120,000	Akbank TAS, 6.80%, 2/6/26 (144A)	114,804
Pioneer Global High Yield Fund |  | 1/31/234

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
380,000(e)(f)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)	$ 390,511
1,030,000(f)	Bank Leumi Le-Israel BM, 7.129% (5 Year CMT Index + 347 bps), 7/18/33 (144A)	1,063,990
529,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	502,991
1,030,000(f)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	819,528
1,025,000(e)(f)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	28,828
750,000(e)(f)	Sovcombank Via SovCom Capital DAC, 7.75% (5 Year CMT Index + 638 bps) (144A)	21,094
	Total Banks	$3,604,926
	Biotechnology — 0.8%
EUR1,000,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 977,185
GBP220,000	Cidron Aida Finco S.a.r.l., 6.25%, 4/1/28 (144A)	228,848
	Total Biotechnology	$1,206,033
	Building Materials — 0.4%
601,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	$ 591,985
	Total Building Materials	$591,985
	Chemicals — 2.5%
705,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 522,123
EUR465,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	428,432
809,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	748,325
965,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	907,358
EUR445,000	SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/1/26 (144A)	429,332
515,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	472,028
348,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	297,540
	Total Chemicals	$3,805,138
	Commercial Services — 4.8%
960,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 916,800
400,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	345,016
1,047,000	Atento Luxco 1 SA, 8.00%, 2/10/26 (144A)	567,474
5Pioneer Global High Yield Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Commercial Services — (continued)
1,232,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	$ 1,028,351
750,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	740,691
675,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	656,120
975,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	743,438
1,330,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	1,261,372
525,000	Sotheby's, 7.375%, 10/15/27 (144A)	504,248
EUR605,000	Verisure Holding AB, 3.25%, 2/15/27 (144A)	580,469
	Total Commercial Services	$7,343,979
	Computers — 0.2%
605,396(g)	Diebold Nixdorf, Inc., 8.50% (8.50% PIK or 12.50% PIK or 8.50% Cash), 10/15/26 (144A)	$ 308,752
113,300	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	74,488
	Total Computers	$383,240
	Diversified Financial Services — 7.8%
1,765,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$ 1,720,875
411,485(g)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	351,820
890,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	780,975
700,000(d)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	58,191
665,000	Financiera Independencia SAB de CV SOFOM ENR, 8.00%, 7/19/24 (144A)	437,428
EUR300,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	247,870
GBP510,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	476,281
1,424,306(g)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	1,299,798
EUR935,000	Intrum AB, 9.25%, 3/15/28 (144A)	1,046,980
430,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	364,702
997,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	934,578
EUR360,000	Sherwood Financing Plc, 4.50%, 11/15/26	330,711
GBP960,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	946,829
Pioneer Global High Yield Fund |  | 1/31/236

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
1,066,000(d)	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	$ 42,000
599,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	515,050
1,020,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	915,681
1,000,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	881,900
585,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	567,450
	Total Diversified Financial Services	$11,919,119
	Electric — 1.3%
610,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	$ 515,346
EUR280,000	ContourGlobal Power Holdings SA, 3.125%, 1/1/28 (144A)	254,032
945,000	Pampa Energia SA, 7.50%, 1/24/27 (144A)	890,663
350,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	307,770
	Total Electric	$1,967,811
	Electrical Components & Equipments — 0.9%
EUR935,000	Belden, Inc., 3.375%, 7/15/31 (144A)	$ 862,811
EUR675,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	596,337
	Total Electrical Components & Equipments	$1,459,148
	Energy-Alternate Sources — 0.1%
282,546(g)	SCC Power Plc, 4.00% (4.00% PIK or 4.00% Cash), 5/17/32 (144A)	$ 11,584
521,621(g)	SCC Power Plc, 8.00% (4.00% PIK & 4.00% Cash or 8.00% Cash), 12/31/28 (144A)	160,086
	Total Energy-Alternate Sources	$171,670
	Engineering & Construction — 1.5%
1,278,331	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 1,092,922
280,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	236,460
275,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	224,697
EUR395,000	Promontoria Holding 264 BV, 6.375%, 3/1/27 (144A)	405,978
305,000	Promontoria Holding 264 BV, 7.875%, 3/1/27 (144A)	288,539
	Total Engineering & Construction	$2,248,596
7Pioneer Global High Yield Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Entertainment — 2.5%
EUR900,000	Cirsa Finance International S.a.r.l., 4.50%, 3/15/27	$ 860,338
EUR160,000	Cirsa Finance International S.a.r.l., 10.375%, 11/30/27 (144A)	182,309
EUR516,000	International Game Technology Plc, 2.375%, 4/15/28 (144A)	485,238
EUR800,000	Lottomatica S.p.A., 5.125%, 7/15/25 (144A)	840,289
804,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	763,800
790,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	714,012
	Total Entertainment	$3,845,986
	Environmental Control — 0.8%
880,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 780,401
473,000	Tervita Corp., 11.00%, 12/1/25 (144A)	512,614
	Total Environmental Control	$1,293,015
	Food — 1.9%
710,000	Aragvi Finance International DAC, 8.45%, 4/29/26 (144A)	$ 530,455
1,550,000	Frigorifico Concepcion SA, 7.70%, 7/21/28 (144A)	1,245,813
EUR655,000	Quatrim SASU, 5.875%, 1/15/24 (144A)	693,455
485,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	443,675
	Total Food	$2,913,398
	Forest Products & Paper — 1.0%
EUR350,000	Ahlstrom-Munksjo Holding 3 Oy, 3.625%, 2/4/28 (144A)	$ 331,037
469,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	416,741
775,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	741,024
	Total Forest Products & Paper	$1,488,802
	Healthcare-Services — 0.5%
855,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 571,136
786,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	255,450
	Total Healthcare-Services	$826,586
	Home Builders — 0.1%
155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 143,181
	Total Home Builders	$143,181
Pioneer Global High Yield Fund |  | 1/31/238

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — 0.3%
GBP382,000	Galaxy Bidco, Ltd., 6.50%, 7/31/26 (144A)	$ 414,199
	Total Insurance	$414,199
	Internet — 0.9%
675,000	Cogent Communications Group, Inc., 7.00%, 6/15/27 (144A)	$ 668,115
EUR755,000	eDreams ODIGEO SA, 5.50%, 7/15/27 (144A)	701,988
	Total Internet	$1,370,103
	Iron & Steel — 1.1%
780,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 800,592
1,465,000	Metinvest BV, 7.75%, 10/17/29 (144A)	716,075
141,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	145,670
	Total Iron & Steel	$1,662,337
	Leisure Time — 2.3%
180,000	Carnival Corp., 10.50%, 2/1/26 (144A)	$ 188,264
120,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	129,600
EUR385,000	Carnival Plc, 1.00%, 10/28/29	210,741
780,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	674,684
290,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	249,380
220,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	178,750
665,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	705,695
817,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	695,904
520,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	444,600
	Total Leisure Time	$3,477,618
	Lodging — 1.0%
598,981(g)	Grupo Posadas S.A.B de CV, 4.00% (6.00% PIK or 4.00% Cash), 12/30/27 (144A)	$ 475,201
670,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	599,215
EUR430,000	NH Hotel Group S.A., 4.00%, 7/2/26 (144A)	438,089
	Total Lodging	$1,512,505
	Media — 3.0%
1,450,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	$ 1,232,500
190,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	190,475
9Pioneer Global High Yield Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Media — (continued)
1,000,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	$ 591,303
400,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	239,964
1,875,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	1,607,812
EUR855,000	Ziggo Bond Co. BV, 3.375%, 2/28/30 (144A)	717,796
	Total Media	$4,579,850
	Metal Fabricate/Hardware — 0.2%
440,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 323,292
	Total Metal Fabricate/Hardware	$323,292
	Mining — 2.8%
730,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 587,799
EUR959,000	Constellium SE, 3.125%, 7/15/29 (144A)	860,126
815,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	746,856
230,000	Endeavour Mining Plc, 5.00%, 10/14/26 (144A)	204,125
405,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	393,842
665,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	644,634
200,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25 (144A)	196,939
811,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	640,933
	Total Mining	$4,275,254
	Oil & Gas — 13.0%
1,825,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	$ 1,888,492
1,515,000	Ecopetrol S.A., 8.875%, 1/13/33	1,553,935
1,382,000	Energean Plc, 6.50%, 4/30/27 (144A)	1,293,276
995,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	910,425
305,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	283,544
305,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	281,528
854,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	806,176
485,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	431,601
1,098,628	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	958,318
550,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	564,135
165,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	165,215
615,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	586,224
Pioneer Global High Yield Fund |  | 1/31/2310

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
746,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	$ 736,675
1,144,000	Occidental Petroleum Corp., 4.40%, 4/15/46	937,365
510,000	Parkland Corp., 4.625%, 5/1/30 (144A)	438,397
575,000	Petroleos Mexicanos, 6.70%, 2/16/32	477,288
298,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	281,610
615,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	616,537
1,135,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	936,352
835,000	Southwestern Energy Co., 5.375%, 3/15/30	777,594
1,335,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	1,138,087
200,113	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	198,613
130,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	134,904
400,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	412,400
1,665,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,436,062
401,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	369,922
1,650,000	YPF SA, 6.95%, 7/21/27 (144A)	1,313,889
	Total Oil & Gas	$19,928,564
	Oil & Gas Services — 0.4%
680,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 692,594
	Total Oil & Gas Services	$692,594
	Packaging & Containers — 1.1%
EUR600,000	Fiber Bidco S.p.A., 11.00%, 10/25/27 (144A)	$ 706,391
EUR980,000	Guala Closures S.p.A., 3.25%, 6/15/28 (144A)	917,315
	Total Packaging & Containers	$1,623,706
	Pharmaceuticals — 1.9%
840,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	$ 742,814
875,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	712,435
808,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	632,268
EUR345,000	Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/27	338,498
EUR585,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	546,831
	Total Pharmaceuticals	$2,972,846
11Pioneer Global High Yield Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Pipelines — 3.7%
910,000	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 856,528
467,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	425,257
665,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	669,156
1,092,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,064,700
890,000(e)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	813,015
440,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	448,250
665,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	553,174
790,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	777,163
	Total Pipelines	$5,607,243
	Real Estate — 2.3%
EUR1,300,000	ADLER Real Estate AG, 3.00%, 4/27/26	$ 1,043,747
EUR1,565,000	EMERIA SASU, 7.75%, 3/31/28 (144A)	1,701,390
EUR270,000	Neinor Homes SA, 4.50%, 10/15/26 (144A)	255,389
770,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 4/15/30 (144A)	577,500
	Total Real Estate	$3,578,026
	REITs — 0.9%
1,160,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	$ 768,897
780,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	542,100
	Total REITs	$1,310,997
	Retail — 1.9%
970,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 938,475
EUR605,000	Food Service Project SA, 5.50%, 1/21/27 (144A)	618,262
EUR960,000	Shiba Bidco S.p.A., 4.50%, 10/31/28 (144A)	893,898
557,000	Staples, Inc., 7.50%, 4/15/26 (144A)	494,923
	Total Retail	$2,945,558
	Software — 0.8%
1,440,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 1,193,058
	Total Software	$1,193,058
Pioneer Global High Yield Fund |  | 1/31/2312

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — 3.8%
1,065,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 718,568
280,000	Altice France SA, 5.125%, 1/15/29 (144A)	219,453
1,165,000	Altice France SA, 5.125%, 7/15/29 (144A)	914,432
1,340,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	1,115,362
527,000	GoTo Group, Inc., 5.50%, 9/1/27 (144A)	265,231
805,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	541,363
440,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	372,412
885,000	Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25 (144A)	825,439
970,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	785,244
	Total Telecommunications	$5,757,504
	Transportation — 3.5%
1,485,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 1,077,539
620,000	Hidrovias International Finance SARL, 4.95%, 2/8/31 (144A)	475,992
445,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	338,049
700,000	Seaspan Corp., 6.50%, 4/29/26 (144A)	692,510
1,740,000	Simpar Europe SA, 5.20%, 1/26/31 (144A)	1,269,330
1,285,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	899,500
605,000	XPO Escrow Sub LLC, 7.50%, 11/15/27 (144A)	621,698
	Total Transportation	$5,374,618
	Water — 0.5%
760,000	Aegea Finance S.a.r.l., 6.75%, 5/20/29 (144A)	$ 755,592
	Total Water	$755,592
	Total Corporate Bonds (Cost $149,955,185)	$127,382,610

Shares
	Rights/Warrants — 0.0%† of Net Assets
	Aerospace & Defense — 0.0%†
GBP7,000(b)	Avation Plc, 1/1/59	$ 3,366
	Total Aerospace & Defense	$3,366
13Pioneer Global High Yield Fund |  | 1/31/23

Shares		Value
	Metals & Mining — 0.0%†
318,254(h)	ANR, Inc., 3/31/23	$ 2,387
	Total Metals & Mining	$2,387
	Total Rights/Warrants (Cost $—)	$5,753

Principal Amount USD ($)
	Insurance-Linked Securities — 0.4% of Net Assets#
	Event Linked Bonds — 0.0%†
	Multiperil – U.S. — 0.0%†
250,000(a)	Caelus Re V, 4.714%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	$ 25
	Total Event Linked Bonds	$25
Face Amount USD ($)
	Collateralized Reinsurance — 0.1%
	Multiperil – Worldwide — 0.1%
600,000(b)(i)+	Cypress Re 2017, 1/31/24	$ 60
462,359(b)(i)+	Dartmouth Re 2018, 1/31/24	82,681
		$82,741
	Windstorm – Florida — 0.0%†
250,000(b)(i)+	Formby Re 2018, 2/28/23	$ 8,006
300,000(b)(i)+	Portrush Re 2017, 6/15/23	63,810
		$71,816
	Total Collateralized Reinsurance	$154,557
	Reinsurance Sidecars — 0.3%
	Multiperil – U.S. — 0.0%†
1,000,000(b)(j)+	Harambee Re 2018, 12/31/24	$ —
695,349(j)+	Harambee Re 2019, 12/31/24	626
		$626
	Multiperil – Worldwide — 0.3%
3,037(j)+	Alturas Re 2019-2, 3/10/23	$ 914
250,000(b)(i)+	Bantry Re 2019, 12/31/24	4,255
1,422,258(b)(i)+	Berwick Re 2018-1, 12/31/24	109,940
556,791(b)(i)+	Berwick Re 2019-1, 12/31/24	88,808
250,000(b)(i)+	Gleneagles Re 2018, 12/31/24	27,592
Pioneer Global High Yield Fund |  | 1/31/2314

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
231,508(b)(j)+	Lorenz Re 2019, 6/30/23	$ 417
600,000(b)(i)+	Merion Re 2018-2, 12/31/24	90,840
220,594(b)(i)+	Pangaea Re 2019-3, 7/1/23	7,935
250,000(j)+	Thopas Re 2019, 12/31/24	425
300,000(i)+	Versutus Re 2018, 12/31/24	480
264,763(i)+	Versutus Re 2019-A, 12/31/24	—
35,236(i)+	Versutus Re 2019-B, 12/31/24	—
250,000(b)(j)+	Viribus Re 2018, 12/31/24	—
106,153(j)+	Viribus Re 2019, 12/31/24	754
253,645(b)(i)+	Woburn Re 2018, 12/31/24	8,078
244,914(b)(i)+	Woburn Re 2019, 12/31/24	46,563
		$387,001
	Total Reinsurance Sidecars	$387,627
	Total Insurance-Linked Securities (Cost $1,177,088)	$542,209

Principal Amount USD ($)
	Foreign Government Bonds — 3.5% of Net Assets
	Angola — 0.5%
875,000	Angolan Government International Bond, 8.750%, 4/14/32 (144A)	$ 808,211
	Total Angola	$808,211
	Argentina — 0.6%
975,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	$ 911,631
	Total Argentina	$911,631
	Egypt — 0.5%
1,095,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 779,399
	Total Egypt	$779,399
	Ghana — 0.3%
385,000(d)	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 141,256
1,000,000(d)	Ghana Government International Bond, 8.627%, 6/16/49	357,500
	Total Ghana	$498,756
15Pioneer Global High Yield Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Ivory Coast — 0.5%
EUR842,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 716,468
	Total Ivory Coast	$716,468
	Turkey — 0.9%
1,440,000	Turkey Government International Bond, 9.375%, 1/19/33	$ 1,410,198
	Total Turkey	$1,410,198
	Ukraine — 0.2%
EUR855,000	Ukraine Government International Bond, 4.375%, 1/27/32 (144A)	$ 171,589
625,000	Ukraine Government International Bond, 8.994%, 2/1/26 (144A)	140,867
	Total Ukraine	$312,456
	Total Foreign Government Bonds (Cost $8,369,986)	$5,437,119

	U.S. Government and Agency Obligations — 1.1% of Net Assets
1,700,000(c)	U.S. Treasury Bills, 2/2/23	$ 1,699,812
	Total U.S. Government and Agency Obligations (Cost $1,699,814)	$1,699,812

Shares
	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
509,727(k)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 509,727
		$509,727
	TOTAL SHORT TERM INVESTMENTS (Cost $509,727)	$509,727
Pioneer Global High Yield Fund |  | 1/31/2316

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Currency Put Option Purchased — 0.0%†
4,500,000	Put EUR Call USD	Citibank NA	EUR 94,758	EUR 1.02	11/28/23	$36,473
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 94,758)					$36,473

	TOTAL OPTIONS PURCHASED (Premiums paid $ 94,758)					$36,473

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.4% (Cost $175,031,322)					$147,777,003
	Over The Counter (OTC) Currency Call Option Written — (0.1%)
4,500,000	Call EUR Put USD	Citibank NA	EUR 94,758	EUR 1.10	11/28/23	$(145,863)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $(94,758))					$(145,863)

	OTHER ASSETS AND LIABILITIES — 3.7%					$5,653,483
	net assets — 100.0%					$153,284,623

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2023, the value of these securities amounted to $117,006,999, or 76.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2023.
(b)	Non-income producing security.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Security is in default.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2023.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	ANR, Inc. warrants are exercisable into 318,254 shares.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2023.
17Pioneer Global High Yield Fund |  | 1/31/23

*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$3,037	$914
Bantry Re 2019	2/1/2019	—	4,255
Berwick Re 2018-1	1/10/2018	207,745	109,940
Berwick Re 2019-1	12/31/2018	66,532	88,808
Caelus Re V	5/4/2018	250,000	25
Cypress Re 2017	1/24/2017	2,016	60
Dartmouth Re 2018	1/18/2018	172,884	82,681
Formby Re 2018	7/9/2018	776	8,006
Gleneagles Re 2018	12/27/2017	18,085	27,592
Harambee Re 2018	12/19/2017	21,232	—
Harambee Re 2019	4/24/2019	—	626
Lorenz Re 2019	7/10/2019	50,771	417
Merion Re 2018-2	12/28/2017	24,691	90,840
Pangaea Re 2019-3	7/25/2019	6,618	7,935
Portrush Re 2017	6/12/2017	230,096	63,810
Thopas Re 2019	12/21/2018	—	425
Versutus Re 2018	1/31/2018	—	480
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	5,280	—
Viribus Re 2019	3/25/2019	—	754
Woburn Re 2018	3/20/2018	79,220	8,078
Woburn Re 2019	1/30/2019	38,105	46,563
Total Restricted Securities			$542,209
% of Net assets			0.4%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	20,950,000	EUR	1,937,327	Bank of New York Mellon Corp.	4/4/23	$(9,490)
GBP	315,000	USD	389,833	Brown Brothers Harriman & Co.	3/23/23	(1,038)
Pioneer Global High Yield Fund |  | 1/31/2318

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,534,857	GBP	2,041,000	Citibank NA	3/23/23	$15,711
USD	389,503	NOK	3,900,000	HSBC Bank USA NA	5/2/23	(2,898)
USD	376,408	NOK	3,900,000	JPMorgan Chase Bank NA	2/2/23	(14,347)
EUR	5,421,000	USD	5,672,027	State Street Bank & Trust Co.	2/17/23	228,068
EUR	15,000	USD	16,104	State Street Bank & Trust Co.	3/24/23	258
EUR	3,200,000	USD	3,494,167	State Street Bank & Trust Co.	4/25/23	1,030
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$217,294
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
27,070,000	Markit CDX North America High Yield Series 39	Pay	5.00%	12/20/27	$1,132,135	$(2,063,917)	$(931,782)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$1,132,135	$(2,063,917)	$(931,782)
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
440,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	$(35,842)	$42,518	$6,676
147,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	(13,645)	15,875	2,230
193,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	(17,925)	20,853	2,928
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(67,412)	$79,246	$11,834
TOTAL SWAP CONTRACTS						$1,064,723	$(1,984,671)	$(919,948)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
19Pioneer Global High Yield Fund |  | 1/31/23

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
NOK	— Norwegian Krone
USD	— United States Dollar
Pioneer Global High Yield Fund |  | 1/31/2320

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$5,486,759	$—	$5,486,759
Common Stocks
Airlines	—	—	383,378	383,378
Oil, Gas & Consumable Fuels	217	860,272	—	860,489
Paper & Forest Products	—	—	—	—
All Other Common Stocks	16,303	—	—	16,303
Collateralized Mortgage Obligations	—	107,599	—	107,599
Commercial Mortgage-Backed Security	—	301,429	—	301,429
Convertible Corporate Bonds	—	5,007,343	—	5,007,343
Corporate Bonds	—	127,382,610	—	127,382,610
Rights/Warrants
Metals & Mining	—	2,387	—	2,387
Aerospace & Defense	3,366	—	—	3,366
Insurance-Linked Securities
Event Linked Bonds
Multiperil – U.S.	—	25	—	25
Collateralized Reinsurance
Multiperil – Worldwide	—	—	82,741	82,741
Windstorm – Florida	—	—	71,816	71,816
Reinsurance Sidecars
Multiperil – U.S.	—	—	626	626
Multiperil – Worldwide	—	—	387,001	387,001
Foreign Government Bonds	—	5,437,119	—	5,437,119
U.S. Government and Agency Obligations	—	1,699,812	—	1,699,812
Open-End Fund	509,727	—	—	509,727
Over The Counter (OTC) Currency Put Option Purchased	—	36,473	—	36,473
Total Investments in Securities	$529,613	$146,321,828	$925,562	$147,777,003
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$—	$(145,863)	$—	$(145,863)
Net unrealized appreciation on forward foreign currency exchange contracts	—	217,294	—	217,294
21Pioneer Global High Yield Fund |  | 1/31/23

	Level 1	Level 2	Level 3	Total
Swap contracts, at value	$—	$(919,948)	$—	$(919,948)
Total Other Financial Instruments	$—	$(848,517)	$—	$(848,517)
During the period ended January 31, 2023, there were no significant transfers in or out of Level 3.
Pioneer Global High Yield Fund |  | 1/31/2322